1. BACKGROUND (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Total assets	$ 911,174		$ 911,174		$ 750,315
Total liabilities	658,744		658,744		494,246
Revenues	28,283	$ 11,251	49,209	$ 17,021
Net income (loss) from continued operations	840	25	1,696	(3,037)
Net income (loss) from discontinued operations	(835)	$ 2,987	(1,207)	8,715
Variable Interest Entity
Total assets	805,031		805,031		636,526
Total liabilities	$ 444,727		444,727		$ 347,188
Revenues			35,669	9,764
Net income (loss) from continued operations			392	(2,234)
Net income (loss) from discontinued operations			$ 1,567	$ (7,266)